Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

September 30, 2020

VIPGI-QTLY-1120
1.808773.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	293,680	$17,471,023
Entertainment - 2.6%
Activision Blizzard, Inc.	104,000	8,418,800
Nintendo Co. Ltd. ADR	11,900	843,710
The Walt Disney Co.	114,100	14,157,528
Vivendi SA	481,800	13,456,133
Warner Music Group Corp. Class A	55,500	1,595,070
		38,471,241
Media - 4.6%
Comcast Corp. Class A	1,285,862	59,483,976
Interpublic Group of Companies, Inc.	360,100	6,002,867
Omnicom Group, Inc.	19,600	970,200
		66,457,043

TOTAL COMMUNICATION SERVICES		122,399,307

CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.8%
BorgWarner, Inc.	297,580	11,528,249
Automobiles - 0.1%
Harley-Davidson, Inc.	75,400	1,850,316
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp.	43,900	3,771,888
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	600	58,554
Sony Corp. sponsored ADR (b)	20,900	1,604,075
Whirlpool Corp.	58,200	10,702,398
		12,365,027
Specialty Retail - 1.5%
Lowe's Companies, Inc.	126,517	20,984,110
TJX Companies, Inc.	11,600	645,540
		21,629,650
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	18,300	2,297,382
Puma AG	2,201	198,342
Tapestry, Inc.	28,900	451,707
		2,947,431

TOTAL CONSUMER DISCRETIONARY		54,092,561

CONSUMER STAPLES - 8.4%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	41,300	2,225,244
Diageo PLC sponsored ADR	31,400	4,322,524
Pernod Ricard SA	13,700	2,186,918
Remy Cointreau SA	9,300	1,698,810
The Coca-Cola Co.	348,253	17,193,251
		27,626,747
Food & Staples Retailing - 1.0%
Sysco Corp.	152,300	9,476,106
Walmart, Inc.	31,400	4,393,174
		13,869,280
Food Products - 0.3%
JDE Peet's BV	97,300	3,961,977
Household Products - 0.8%
Colgate-Palmolive Co.	17,400	1,342,410
Energizer Holdings, Inc.	57,200	2,238,808
Procter & Gamble Co.	34,750	4,829,903
Spectrum Brands Holdings, Inc.	64,500	3,686,820
		12,097,941
Personal Products - 0.2%
Unilever NV	41,800	2,538,404
Tobacco - 4.2%
Altria Group, Inc.	1,278,400	49,397,376
British American Tobacco PLC sponsored ADR	343,100	12,403,065
		61,800,441

TOTAL CONSUMER STAPLES		121,894,790

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	80,500	1,397,480
Cenovus Energy, Inc.	7,000	27,230
Cenovus Energy, Inc. (Canada)	2,182,704	8,507,554
Equinor ASA sponsored ADR	953,500	13,406,210
Exxon Mobil Corp.	1,277,400	43,853,142
Hess Corp.	344,100	14,084,013
Kosmos Energy Ltd.	990,821	966,645
Royal Dutch Shell PLC Class B sponsored ADR	93,600	2,266,992
Total SA sponsored ADR	67,369	2,310,757
		86,820,023
FINANCIALS - 14.9%
Banks - 9.6%
Bank of America Corp.	1,687,512	40,652,164
First Hawaiian, Inc.	32,200	465,934
JPMorgan Chase & Co.	169,832	16,349,727
M&T Bank Corp.	29,500	2,716,655
PNC Financial Services Group, Inc.	136,472	14,999,638
Truist Financial Corp.	403,904	15,368,547
U.S. Bancorp	289,298	10,371,333
Wells Fargo & Co.	1,701,479	40,001,771
		140,925,769
Capital Markets - 3.6%
Brookfield Asset Management, Inc. Class A	86,145	2,847,954
FS KKR Capital Corp.	1,500	23,790
KKR & Co. LP	159,993	5,494,160
Morgan Stanley	103,083	4,984,063
Northern Trust Corp.	241,245	18,809,873
Raymond James Financial, Inc.	68,300	4,969,508
S&P Global, Inc.	600	216,360
State Street Corp.	250,479	14,860,919
TPG Specialty Lending, Inc.	17,559	302,190
		52,508,817
Consumer Finance - 0.4%
Discover Financial Services	88,100	5,090,418
Shriram Transport Finance Co. Ltd.	43,053	364,435
		5,454,853
Insurance - 0.9%
Chubb Ltd.	38,600	4,482,232
Marsh & McLennan Companies, Inc.	44,742	5,131,907
Old Republic International Corp.	19,900	293,326
The Travelers Companies, Inc.	27,400	2,964,406
		12,871,871
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	64,700	899,977
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	66,900	2,475,969
Radian Group, Inc.	191,850	2,802,929
		5,278,898

TOTAL FINANCIALS		217,940,185

HEALTH CARE - 17.2%
Biotechnology - 0.9%
AbbVie, Inc.	47,400	4,151,766
Alexion Pharmaceuticals, Inc. (a)	66,100	7,563,823
Intercept Pharmaceuticals, Inc. (a)	48,358	2,004,923
		13,720,512
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	28,676	6,672,332
Boston Scientific Corp. (a)	82,300	3,144,683
GN Store Nord A/S	12,500	946,472
Sonova Holding AG Class B	6,040	1,531,886
		12,295,373
Health Care Providers & Services - 7.2%
AmerisourceBergen Corp.	65,110	6,310,461
Cardinal Health, Inc.	207,600	9,746,820
Cigna Corp.	113,790	19,277,164
CVS Health Corp.	386,564	22,575,338
McKesson Corp.	116,688	17,378,344
Patterson Companies, Inc.	161,543	3,893,994
United Drug PLC (United Kingdom)	47,400	472,481
UnitedHealth Group, Inc.	80,100	24,972,777
		104,627,379
Pharmaceuticals - 8.2%
Bayer AG	362,933	22,390,692
Bristol-Myers Squibb Co.	592,600	35,727,854
GlaxoSmithKline PLC sponsored ADR	606,694	22,835,962
Johnson & Johnson	219,559	32,687,944
Novartis AG sponsored ADR	1,625	141,310
Royalty Pharma PLC	8,000	336,560
Sanofi SA sponsored ADR	123,600	6,201,012
		120,321,334

TOTAL HEALTH CARE		250,964,598

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.0%
General Dynamics Corp.	35,800	4,955,794
Huntington Ingalls Industries, Inc.	25,500	3,589,125
Raytheon Technologies Corp.	40,187	2,312,360
Safran SA (a)	22,900	2,253,065
The Boeing Co.	9,300	1,536,918
		14,647,262
Air Freight & Logistics - 3.2%
DSV A/S	6,200	1,013,008
Expeditors International of Washington, Inc.	2,095	189,639
FedEx Corp.	40,500	10,186,560
United Parcel Service, Inc. Class B (c)	214,772	35,787,458
		47,176,665
Building Products - 0.4%
A.O. Smith Corp.	16,700	881,760
Johnson Controls International PLC	101,400	4,142,190
		5,023,950
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (b)	188,500	4,058,405
HNI Corp.	29,000	910,020
Interface, Inc.	124,400	761,328
Ritchie Bros. Auctioneers, Inc.	4,000	237,227
		5,966,980
Electrical Equipment - 1.2%
Acuity Brands, Inc.	30,000	3,070,500
Hubbell, Inc. Class B	37,679	5,155,994
Rockwell Automation, Inc.	5,100	1,125,468
Vertiv Holdings Co. (a)	13,000	225,160
Vertiv Holdings LLC (d)	450,000	7,794,000
		17,371,122
Industrial Conglomerates - 4.1%
3M Co.	32,000	5,125,760
General Electric Co.	8,830,950	55,016,819
		60,142,579
Machinery - 1.8%
Caterpillar, Inc.	13,600	2,028,440
Cummins, Inc.	14,000	2,956,240
Donaldson Co., Inc.	138,100	6,410,602
Flowserve Corp.	66,400	1,812,056
Fortive Corp.	59,100	4,504,011
Kardex AG	1,700	315,618
Nordson Corp.	6,200	1,189,284
Otis Worldwide Corp.	22,643	1,413,376
Stanley Black & Decker, Inc.	15,400	2,497,880
Westinghouse Air Brake Co. (b)	51,221	3,169,555
		26,297,062
Professional Services - 0.0%
Equifax, Inc.	2,200	345,180
Robert Half International, Inc.	5,000	264,700
		609,880
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	31,282	3,953,419
Knight-Swift Transportation Holdings, Inc. Class A	234,638	9,549,767
		13,503,186
Trading Companies & Distributors - 1.1%
Fastenal Co.	41,600	1,875,744
MSC Industrial Direct Co., Inc. Class A	2,000	126,560
Watsco, Inc.	56,792	13,226,289
		15,228,593

TOTAL INDUSTRIALS		205,967,279

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	48,504	1,910,573
Electronic Equipment & Components - 0.2%
CDW Corp.	21,700	2,593,801
IT Services - 4.3%
Amadeus IT Holding SA Class A	103,600	5,780,558
DXC Technology Co.	32,100	572,985
Fidelity National Information Services, Inc.	102,800	15,133,188
Genpact Ltd.	121,000	4,712,950
IBM Corp.	49,900	6,071,333
MasterCard, Inc. Class A	6,700	2,265,739
Unisys Corp. (a)	210,696	2,248,126
Visa, Inc. Class A	129,376	25,871,319
		62,656,198
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	29,500	3,443,830
Applied Materials, Inc.	48,600	2,889,270
Intel Corp.	30,000	1,553,400
Lam Research Corp.	5,600	1,857,800
Marvell Technology Group Ltd.	52,800	2,096,160
NXP Semiconductors NV	52,600	6,565,006
Qualcomm, Inc.	331,661	39,029,866
		57,435,332
Software - 8.7%
Microsoft Corp.	477,918	100,520,494
Open Text Corp.	42,600	1,800,554
SAP SE sponsored ADR	147,700	23,013,137
Temenos Group AG	15,220	2,049,879
		127,384,064
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	479,332	55,511,439
Samsung Electronics Co. Ltd.	21,780	1,087,011
		56,598,450

TOTAL INFORMATION TECHNOLOGY		308,578,418

MATERIALS - 2.0%
Chemicals - 1.4%
DuPont de Nemours, Inc.	201,600	11,184,768
LyondellBasell Industries NV Class A	21,500	1,515,535
Nutrien Ltd.	102,880	4,033,919
PPG Industries, Inc.	26,100	3,186,288
		19,920,510
Metals & Mining - 0.6%
BHP Billiton Ltd. sponsored ADR (b)	174,400	9,018,224

TOTAL MATERIALS		28,938,734

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	23,400	5,656,482
CoreSite Realty Corp.	22,900	2,722,352
Equinix, Inc.	3,100	2,356,403
Public Storage	10,600	2,360,832
Simon Property Group, Inc.	19,400	1,254,792
		14,350,861
UTILITIES - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp.	29,200	2,585,952
Entergy Corp.	34,900	3,438,697
Exelon Corp.	37,000	1,323,120
PPL Corp.	11,500	312,915
Southern Co.	86,900	4,711,718
		12,372,402
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	60,900	1,178,415
Sempra Energy	17,900	2,118,644
		3,297,059

TOTAL UTILITIES		15,669,461

TOTAL COMMON STOCKS
(Cost $1,207,939,570)		1,427,616,217

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	40,000	2,098,400
Boston Scientific Corp. Series A 5.50%	23,900	2,658,875
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,390,000)		4,757,275
	Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $1,829,391)	2,210,000	1,519,151
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.10% (e)	17,678,473	17,682,009
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	16,249,312	16,250,937
TOTAL MONEY MARKET FUNDS
(Cost $33,932,528)		33,932,946
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,248,091,489)		1,467,825,589
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,184,743)
NET ASSETS - 100%		$1,460,640,846

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	44	$733,172	$130.00	10/16/20	$(163,240)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $733,172.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,794,000 or 0.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$4,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$239,420
Fidelity Securities Lending Cash Central Fund	178,806
Total	$418,226

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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